Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Marketable Securities [Abstract]
Unrealized gain (loss) on marketable securities	$ 3,163	$ 952	$ (3,973)
Proceeds from sale of marketable securities	5,647		3,854
Realized gain from sale of marketable securities	$ 1,470		$ 581